Information concerning the Group's Consolidated Operations	6 Months Ended
Jun. 30, 2025
Text block1 [abstract]
Information concerning the Group's Consolidated Operations

Note 4. Information concerning the Group’s Consolidated Operations

4.1 Revenues and other income

4.1.1 For the six-month period ended June 30

Revenues by nature

	For the six-month period ended June 30,
	2024	2025
	$ in thousands
Collaboration agreements	12,249	26,869
Licenses	297	417
Products & services	44	94
Total revenues	12,589	27,380

Revenues by country of origin and other income

	For the six-month period ended June 30,
	2024	2025
	$ in thousands
From France	12,589	27,380
Revenues	12,589	27,380
Research tax credit subsidy	3,336	2,842
Other subsidies and other	76	-
Other income	3,412	2,842
Total revenues and other income	16,002	30,222

Revenues of $27.4 million in the six-month period ended June 30, 2025 reflect mainly the $26.8 million recognized during the period in connection with our performance obligation rendered under the Research Plans of the AZ JRCA with AZ Ireland, in comparison to the $6.8 million recognized in the six-month period ended June 30, 2024. The increase was driven by the additional activity performed in connection with the Research Plans. Revenues as recorded in the six-month period ended June 30, 2024 included a $5.4 million development milestone under the License Agreement with Servier.

Revenue recognized in respect of each Research Plan with AZ Ireland has been estimated in accordance with the provisions set out in Note 2.3. We have estimated the progress of our performance obligation on the basis of costs incurred to date compared with total budgeted costs for each Research Plan. We applied a percentage of completion thus obtained to the total transaction price allocated to each Research Plan, excluding variable remuneration for which it is not highly probable that a significant reversal will not occur. As of June 30, 2025, the transaction price allocated to each Research Plan excluding variable remuneration for which it is not highly probable that a significant reversal will not occur, corresponds to the development milestone already achieved, the amount of rechargeable costs in accordance with the agreement, and the share of upfront payments allocated to each Research Plan.

The decrease in other income of $0.6 million between the six-month periods ended June 30, 2024 and 2025 is due to a decrease of research tax credit of $0.5 million due to a decrease in eligible expenses, following the new French applicable tax rules.

4.1.2 For the three-month period ended June 30

Revenues by nature

	For the three-month period ended June 30,
	2024	2025
	$ in thousands
Collaboration agreements	7,815	16,572
Licenses	209	123
Products & services	37	29
Total revenues	8,061	16,725

Revenues by country of origin and other income

	For the three-month period ended June 30,
	2024	2025
	$ in thousands
From France	8,061	16,725
Revenues	8,061	16,725
Research tax credit	1,404	1,505
Subsidies and other	38	(36)
Other income	1,442	1,469
Total revenues and other income	9,504	18,193

Revenues of $16.7 million in the three-month period ended June 30, 2025 include mainly $16.5 million recognized in connection with our performance obligation rendered under the Research Plans of the AZ JRCA with AZ Ireland, in comparison to the $2.7 million recognized in the three-month period ended June 30, 2024. The increase was driven by the additional activity performed in connection with the Research Plans. Revenues as recorded in the three-month period ended June 30, 2024 also included a $5.4 million development milestone under the License Agreement with Servier.

4.2 Operating expenses

4.2.1 For the six-month period ended June 30

	For the six-month period ended June 30,
Research and development expenses	2024	2025

Wages and salaries	(17,567)	(17,485)
Social charges on stock option grants	(268)	(286)
Non-cash stock-based compensation expense	(1,320)	(1,536)
Personnel expenses	(19,155)	(19,307)
Purchases and external expenses	(17,200)	(16,071)
Depreciation and amortization expenses (incl. right of use amortization)	(8,527)	(9,229)
Other	(961)	(405)
Total research and development expenses	(45,841)	(45,012)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2024	2025

Wages and salaries	(3,335)	(3,277)
Social charges on stock option grants	(96)	(154)
Non-cash stock-based compensation expense	(397)	(722)
Personnel expenses	(3,829)	(4,153)
Purchases and external expenses	(3,875)	(4,440)
Depreciation and amortization expenses (incl. right of use amortization)	(770)	(718)
Other	(512)	(469)
Total selling, general and administrative expenses	(8,986)	(9,780)

	For the six-month period ended June 30,
Personnel expenses	2024	2025

Wages and salaries	(20,902)	(20,763)
Social charges on stock option grants	(364)	(439)
Non-cash stock-based compensation expense	(1,717)	(2,258)
Total personnel expenses	(22,983)	(23,460)

	For the six-month period ended June 30,
	2024	2025

Other operating income	721	804
Other operating expenses	-	-
Other operating income (expense)	721	804

Between the six-month periods ended June 30, 2024 and 2025, research and development expenses decreased by $0.8 million. Personnel expenses increased by $0.1 million from $19.2 million in 2024 to $19.3 million in 2025 mainly due to non-cash stock-based compensation increase by $0.2 million while wages and salaries decreased by $0.1 million. Purchases, external expenses and other decreased by $1.7 million partially offset by an increase of $0.7 million in depreciation and amortization expenses.

Between the six-month periods ended June 30, 2024 and 2025, selling, general and administrative expenses increased by $0.8 million. Personnel expenses increased by $0.3 million from $3.8 million in 2024 to $4.2 million in 2025 mainly due to non-cash stock-based compensation increase by $0.4 million while wages and salaries decreased by $0.1 million. Purchases, external expenses and other increased by $0.5 million slightly offset by the decrease in depreciation and amortization expenses.

4.2.2 For the three-month period ended June 30

	For the three-month period ended June 30,
Research and development expenses	2024	2025

Wages and salaries	(8,315)	(8,821)
Social charges on stock option grants	(72)	(35)
Non-cash stock-based compensation expense	(738)	(885)
Personnel expenses	(9,125)	(9,741)
Purchases and external expenses	(9,591)	(8,493)
Depreciation and amortization expenses (incl. right of use amortization)	(4,347)	(4,652)
Other	(454)	(194)
Total research and development expenses	(23,518)	(23,080)

	For the three-month period ended June 30,
Selling, general and administrative expenses	2024	2025

Wages and salaries	(1,591)	(1,650)
Social charges on stock option grants	(10)	(14)
Non-cash stock-based compensation expense	(92)	(398)
Personnel expenses	(1,694)	(2,061)
Purchases and external expenses	(1,530)	(2,425)
Depreciation and amortization expenses (incl. right of use amortization)	(380)	(365)
Other	(278)	(227)
Total selling, general and administrative expenses	(3,882)	(5,078)

	For the three-month period ended June 30,
Personnel expenses	2024	2025

Wages and salaries	(9,905)	(10,471)
Social charges on stock option grants	(83)	(49)
Non-cash stock-based compensation expense	(830)	(1,282)
Total personnel expenses	(10,818)	(11,802)

	For the three-month period ended June 30,
	2024	2025

Other operating income	685	378
Other operating expenses	-	-
Other operating income (expenses)	686	378

Between the quarter ended June 30, 2024 and 2025, research and development expenses decreased by $0.4 million. Personnel expenses increased by $0.6 million from $9.1 million in 2024 to $9.7 million in 2025 mainly due to wages. Purchases, external expenses and other decreased by $1.4 million partially offset by $0.3 million depreciation and amortization expenses increase.

Between the quarter ended June 30, 2024 and 2025, selling, general and administrative expenses increased by $1.2 million. Personnel expenses increased by $0.4 million from $1.7 million in 2024 to $2.1 million in 2025 mainly due to non-cash stock-based compensation increase by $0.3 million. Purchases, external expenses and other increased by $0.8 million.

4.3 Financial income and expenses

4.3.1 For the six-month period ended June 30

	For the six-month period ended June 30,
Financial income and expenses	2024	2025

Income from cash, cash equivalents and financial assets	4,687	5,107
Foreign exchange gains	5,754	4,705
Gain on fair value measurement	18,966	1,766
Financial income	29,407	11,578
Interest on financial liabilities	(2,270)	(2,802)
Foreign exchange losses	(3,031)	(25,527)
Loss on fair value measurement	(4,730)	(182)
Interest on lease liabilities	(1,352)	(1,164)
Financial expenses	(11,384)	(29,675)
Net financial gain (loss)	18,023	(18,098)

The decrease in financial income of $17.8 million between the six-month periods ended June 30, 2024 and 2025 was mainly attributable to (i) a $14.3 million gain in change in fair value of the derivative instrument component of the SIA, which was recorded last year before derecognition of the derivative in May 2024, (ii) a decrease of $1.0 million in foreign exchange gains due to the weakening of the USD against the Euro, (iii) a $1.2 million gain in change in fair value of the Tranches A, B and C warrants issued to the European Investment Bank ("EIB") in accordance with our Finance Contract entered into with EIB in December 2022, to be compared to a $4.7 million gain in change in the previous period, partially offset by (iv) a $0,6 million gain in the fair value of foreign exchange derivatives recorded during the period and by v) a $0,4 million increase in income from cash, cash equivalents and financial assets.

The increase in financial expenses of $18.3 million between the six-month periods ended June 30, 2024 and 2025 is mainly attributable to a (i) $22.5 million increase in foreign exchange loss over the period due to the devaluation of the USD against the Euro which resulted in significant unrealized losses on our cash, cash equivalents and other bank deposits classified as current and non current financial asset, and (ii) a $0.3 million increase in interests on our financial and lease liabilities partially offset by (iii) a $4,5 million decrease in loss on fair value measurement mainly due to our investment in shares of Cibus which was entirely sold in the first quarter of 2025.

4.3.2 For the three-month period ended June 30

	For the three-month period ended June 30,
Financial income and expenses	2024	2025

Income from cash, cash equivalents and financial assets	2,771	2,195
Foreign exchange gains	2,230	3,351
Gain on fair value measurement	3,395	-
Financial income	8,395	5,545
Interest on financial liabilities	(1,170)	(1,500)
Foreign exchange losses	(1,704)	(17,358)
Loss on fair value measurement	(13,110)	(282)
Interest on lease liabilities	(663)	(556)
Financial expenses	(16,646)	(19,695)
Net financial gain (loss)	(8,251)	(14,150)

The decrease in financial income of $2.8 million between the three-month periods ended June 30, 2024 and 2025 was mainly attributable to a decrease in gain on fair value measurement of $3.4 million and a decrease in gain from our financial investments of $0.6 million, partially offset by a $1.1 million increase in foreign exchange gains.

The increase in financial expenses of $3.0 million between the three-month periods ended June 30, 2024 and 2025 is mainly attributable to an increase on loans interest for $0.3 million, $15.7 million increase in foreign exchange loss (from a $1.7 million loss in 2024 to a $17.4 million loss in 2025), partially offset by $12.8 million change in loss on fair value measurement and $0.1 million decrease in interest on lease liabilities.

4.4 Income tax

4.4.1 For the six-month period ended June 30

	For the six-month period ended June 30,
	2024	2025
Income tax	455	0

The income tax for the six-month period ended June 30 is calculated by applying the estimated effective tax rate for the fiscal year to pre-tax net income or loss for the three-month period ended June 30.

The effective income tax rate for the six-month period ended June 30, 2025 is 0.0%, compared with 2.3% for the six-month period ended June 30, 2024. As a reminder the 2.3% effective tax rate in the previous period was due to the inclusion in the estimated effective tax rate for the fiscal year 2024 of a deferred tax income related to the recognition of deferred tax assets on federal R&D tax credits in the United States.

4.4.2 For the three-month period ended June 30

	For the three-month period ended June 30,
	2024	2025
Income tax	193	0

The income tax for the three-month period ended June 30 is calculated by applying the estimated effective tax rate for the fiscal year to pre-tax net income or loss for the three-month period ended June 30.

The effective income tax rate for the three-month period ended June 30, 2025 is 0.0% , compared with 0.8% for the three-month period ended June 30, 2024. As a reminder the 0.8% effective tax rate in the previous period was due to the inclusion in the estimated effective tax rate for the fiscal year 2024 of a deferred tax income related to the recognition of deferred tax assets on federal R&D tax credits in the United States.